Net Income (Loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net Income (Loss) Per Share
Net income (loss) attributable to ordinary shareholders - basic and diluted	$ 6,534	39,550	75,636	(6,950)
Weighted average ordinary shares outstanding - basic	104,996,276	104,996,276	104,115,531	103,584,016
Options (in shares)	983,097	983,097	924,879
Weighted average ordinary shares outstanding - diluted	105,979,373	105,979,373	105,040,410	103,584,016
Net income (loss) per share - basic (in RMB per share)	$ 0.06	0.38	0.73	(0.07)
Net income (loss) per share - diluted (in RMB per share)	$ 0.06	0.37	0.72	(0.07)